UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-03174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2014(Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 98.1%
$865,000	Fairfield Co OH LTGO Ser 2005 Pre-refunded @ $100	5.000%	06/01/15	$893,078
1,000,000	Oregon OH CSD UTGO Ser 2005 Pre-refunded @ $100	5.000	06/01/15	1,032,270
170,000	Warren OH Wtr Wks Rev	5.500	11/01/15	173,286
250,000	Buckeye Valley OH LSD UTGO Ser A	6.850	12/01/15	259,218
415,000	Columbus-Polaris OH Hsg Corp. Pre-refunded @ $100	7.400	01/01/16	445,552
1,000,000	Univ of Cincinnati OH Recpts Ser A Pre-refunded @ $100	4.750	06/01/16	1,073,840
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig)	5.125	11/15/16	1,649,895
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/16	1,099,630
750,000	Cleveland OH LTGO Ser A Pre-refunded @ $100	5.000	10/01/17	786,278
1,000,000	Kings OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,135,720
500,000	New Albany OH Cmnty Auth Ser C	5.000	10/01/24	578,689
2,000,000	Canal Winchester OH LSD UTGO	4.750	12/01/24	2,181,800
1,040,000	Franklin Co OH Hosp Rev Impt (The Childrens Hosp Proj.) Ser C	5.000	05/01/25	1,066,749
1,090,000	Fairborn OH CSD (Sch Impt) UTGO	5.000	12/01/26	1,165,232
1,000,000	Lakewood OH CSD (Sch Impt) UTGO	5.000	12/01/26	1,108,900
1,500,000	OH St Hgr Edl Fac (Univ Dayton)	5.000	12/01/26	1,631,475
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,234,480
375,000	Univ Of Akron OH (Ref A) Ser 2014	5.000	01/01/28	430,898
1,000,000	OH St Hgr Edl Fac Comm (Xavier Univ) Ser C	5.750	05/01/28	1,159,980
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO	5.000	12/01/28	918,254
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,278,485
865,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,160,916
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO	5.250	12/01/28	1,688,295
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	714,168
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives) Ser B	5.250	05/01/29	1,159,120
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	383,285
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser B	5.000	10/01/29	1,106,460
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp)	4.750	11/01/29	1,073,090
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO	4.500	12/01/29	1,105,680
895,000	Milton Union OH Exempted Village SD (Sch Impt)	4.875	12/01/29	968,086
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	350,493
500,000	Hamilton Co OH Hosp Facs Rev (UC Hlth)	5.000	02/01/30	557,119
1,000,000	Hamilton Co OH Student Rev (Stratford Heights Proj)	5.000	06/01/30	1,078,510
1,000,000	Green OH Cmnty Learning Ctr	4.000	12/01/30	1,049,690
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	548,005
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,098,520
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO	5.000	06/01/31	1,684,125
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	796,710
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO	5.000	12/01/31	1,088,380
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,081,940
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj)	5.250	06/01/32	1,103,230
1,300,000	Cincinnati OH Wtr Sys Rev Ser B	5.000	12/01/32	1,431,040
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,120,270
1,000,000	Hamilton Co OH Swr Sys Rev Impt (Greater Cincinnati Met) Ser A	5.000	12/01/32	1,092,710
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,137,677
500,000	OH St Univ Ser A	4.000	12/01/32	529,545
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO	5.000	12/01/32	1,140,200
2,000,000	Cincinnati OH EDR (U Square The Loop Proj.)	5.000	11/01/33	2,217,000
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	283,515
525,000	OH St Univ Ser A	4.000	12/01/33	553,702
625,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser S	5.000	05/15/34	704,231
	Total Fixed Rate Revenue and General Obligation Bonds			$52,309,421

1

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 2.7%
$1,000,000	OH St Air Quality Dev Auth (Poll Control Firstenenergy)	2.250%	08/01/29	$1,015,710
440,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.030	06/01/34	439,999
	Total Variable Rate Demand Notes			$1,455,709

	Total Investment Securities —100.8%
	(Cost $49,861,895)			$53,765,130

	Liabilities in Excess of Other Assets — (0.8%)			(403,678)

	Net Assets — 100.0%			$53,361,452

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,765,130	$—	$53,765,130

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – September 30, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 79.0%
$3,375,000	OH St (Infra Impt) UTGO Ser B	0.040%	08/01/17	$3,375,000
280,000	Hamilton Co OH Econ Dev Rev (The General Protestant) (LOC: PNC Bank NA)	0.140	12/01/17	280,000
3,900,000	DE Co OH Port Auth Eco (Columbus Zoological Pk) Ser 2006 (LOC: JP Morgan Chase Bank NA)	0.050	08/01/18	3,900,000
1,800,000	OH St (Infra Impt) UTGO Ser B	0.040	08/01/21	1,800,000
1,055,000	OH St Univ (The)	0.030	12/01/21	1,055,000
1,635,000	Hamilton Co OH Econ Dev Rev (Samuel W Bell Home Proj) (LOC: U.S. Bank NA)	0.040	04/01/22	1,635,000
2,250,000	Columbiana Co OH Rev (East Liverpool Area) Ser Y (LOC: PNC Bank NA)	0.060	10/01/23	2,250,000
2,290,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: U.S. Bank NA)	0.210	11/01/23	2,290,000
800,000	Cleveland OH Arpt Sys Rev Ser D (LOC: Bank of America NA)	0.050	01/01/24	800,000
1,900,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc Proj) (LOC: U.S. Bank NA)	0.040	07/01/24	1,900,000
1,300,000	OH St (Common Schs) UTGO Ser A	0.040	03/15/25	1,300,000
3,000,000	OH St Wtr Dev Auth Rev (Multi Modal Wtr Dev Timken) Ser 2014 (LOC: Northern Trust Company)	0.040	11/01/25	3,000,000
430,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo Proj) (LOC: U.S. Bank NA)	0.210	11/01/25	430,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser A (LOC: Bank of Nova Scotia)	0.040	02/01/26	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.050	02/01/26	4,600,000
5,355,000	Columbus OH (San Swr) UTGO Ser 1	0.030	12/01/26	5,355,000
785,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) (LOC: PNC Bank NA)	0.120	02/01/27	785,000
1,800,000	OH St Univ (The)	0.030	12/01/27	1,800,000
6,345,000	Hamilton Co OH Econ Dev Rev (St Xavier H.S. Proj) (LOC: PNC Bank NA)	0.050	04/01/28	6,345,000
900,000	Franklin Co OH Hosp Rev (Sub Doctors Ohiohealth) Ser B (LOC: PNC Bank N.A.)	0.050	12/01/28	900,000
500,000	OH St Univ Ser 2009 B	0.030	12/01/28	500,000
900,000	Blue Ash OH EDR (Ursuline Academy Proj) (LOC: PNC Bank NA)	0.050	06/01/31	900,000
2,500,000	OH St Hgr Edl Fac Rev (Case Western Reserve University Proj) Ser A (SPA: Wells Fargo Bank NA)	0.020	10/01/31	2,500,000
4,800,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser A (SPA: Wells Fargo Bank NA)	0.020	10/01/31	4,800,000
5,500,000	OH St Hgr Edl Fac Commis (Higher Edl John Carroll A) Ser 2002 (LOC: JP Morgan Chase Bank NA)	0.050	11/15/31	5,500,000
1,620,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) (LOC: PNC Bank NA)	0.060	12/01/32	1,620,000
355,000	OH St Hgr Edl Fac Rev (Marietta College Proj) (LOC: JP Morgan Chase Bank NA)	0.050	12/01/32	355,000
5,500,000	Cleveland OH Wtrwks Rev Ser Q (LOC: Bank of NY Mellon)	0.040	01/01/33	5,500,000
560,000	Cleveland-Cuyahoga Co OH Por (Carnegie/96Th Resh Bldg Pj) Ser 2003 (LOC: PNC Bank NA)	0.040	01/01/33	560,000
3,030,000	Hamilton Co OH Hlthcare Fac (Children's Home Cincinnati) (LOC: U.S. Bank NA)	0.040	03/01/33	3,030,000
4,500,000	Franklin Co OH Hosp Rev (Nationwide Hosp) Ser D (SPA: Bank Of NY Mellon)	0.040	11/01/33	4,500,000
1,730,000	Columbus OH Regl Arpt Auth Rev (Cap Fdg OASBO Pg) Ser A (LOC: U.S. Bank NA)	0.040	03/01/34	1,730,000
7,310,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.030	06/01/34	7,310,000
1,900,000	OH St HFA Mtge Reven (Amt Residential Mtg Ser C) Ser 2003 (SPA: FHLB)	0.040	09/01/34	1,900,000
3,050,000	Akron Bath Copley Joint Township OH (Hosp Facs Summa Hlth Sys) Ser B (LOC: JP Morgan Chase Bank NA)	0.050	11/01/34	3,050,000
1,781,000	Hamilton OH MFH Rev (Affordable Housing) Ser B (LOC: FHLB)	0.155	01/01/35	1,781,000
2,455,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser A (LOC: U.S. Bank NA)	0.040	06/01/35	2,455,000
1,700,000	OH St Univ (The) Ser B (LIQ: Wells Fargo Bank N.A)	0.040	06/01/35	1,700,000
600,000	OH St Univ (The) Ser E	0.040	06/01/35	600,000
700,000	Columbus OH Regl Arpt Auth Cap (OASBO Expaned Asset Sr Ser) (LOC: U.S. Bank NA)	0.040	07/01/35	700,000
4,800,000	OH St HFA Rsdl Mtge (Amt Mtg Bkd Secs Pg Ser N) Ser 2006 (SPA: State Street B&T Co)	0.060	09/01/36	4,800,000

3

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 79.0% (Continued)
$500,000	Cleveland-Cuyahoga Co OH Por (Carnegie/89Th Garage Proj) Ser 2007 (LOC: Jpmorgan Chase Bank)	0.050%	01/01/37	$500,000
300,000	Hamilton Co OH Hosp Facs Rev (Childrens Hosp Med Ctr M) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.050	05/15/37	300,000
4,200,000	OH St Hgr Edl Fac Comm ((Hosp Cleveland Clinic Hlth Sys)) (LIQ: Bank of NY Mellon Trust) (LIQ: Wells Fargo N.A.)	0.010	01/01/39	4,200,000
3,200,000	OH St Hgr Edl Fac Commis Hosp (Cleveland Clinic Hlth Sys) (LIQ: Bank of NY Mellon Trust)	0.030	01/01/39	3,200,000
6,500,000	Montgomery Co OH Rev (Miami VY Hosp) Ser B (SPA: Barclays Bank PLC)	0.020	11/15/39	6,500,000
800,000	Centerville OH Hlthcare Rev (Bethany Lutheran Vlg Proj) Ser B (LOC: PNC Bank NA)	0.050	11/01/40	800,000
2,500,000	Franklin Co OH Hosp Rev (Impt Nationwide Hosp Proj) Ser B	0.030	11/01/40	2,500,000
	Total Variable Rate Demand Notes			$120,591,000

	Fixed Rate Revenue and General Obligation Bonds — 21.5%
420,000	New Albany OH Cmnty Auth Cmnty Ser C	3.000	10/01/14	420,000
1,000,000	Hamilton OH (BANS Various Purpose) LTGO	1.000	10/02/14	1,000,011
1,850,000	Dayton OH CSD UTGO Ser B	1.250	10/15/14	1,850,672
2,000,000	American Muni Pwr-Ohio, Inc. OH (BANS)	1.000	10/23/14	2,000,242
675,000	Dayton OH CSD (Sch Facs Construction & Im) UTGO Ser A#	0.251	11/01/14	674,849
500,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	2.000	11/01/14	500,755
200,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser B	2.000	11/01/14	200,301
500,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	2.000	11/01/14	500,711
145,000	OH St Hgr Edl Fac Commis (Denison Univ Proj) Pre-refunded @ $100	4.500	11/01/14	145,519
100,000	OH St Hgr Edl Fac Commis (Denison Univ Proj) Pre-refunded @ $100	5.000	11/01/14	100,394
175,000	OH St Hgr Edl Fac Rev (Denison Univ Proj)	4.500	11/01/14	175,625
100,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser A Pre-refunded @ $100	6.000	11/15/14	100,700
100,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser A Pre-refunded @ $100	6.250	11/15/14	100,731
1,315,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt City of Bow)	1.125	11/19/14	1,315,310
1,145,000	Pataskala OH (BANS) LTGO Ser B	1.500	11/19/14	1,146,729
1,000,000	Pataskala OH (BANS Various Purpose) LTGO Ser A	1.650	11/19/14	1,001,821
1,065,000	Miami Co OH (BANS) LTGO Ser 2013	1.000	11/25/14	1,066,182
100,000	Butler Co OH (Ltd Tax Purp) LTGO	4.000	12/01/14	100,613
100,000	Chillico OH CSD (The) (Sch Impt) UTGO Pre-refunded @ $100	5.000	12/01/14	100,786
100,000	Cincinnati OH Wtr Sys Rev Ser A	4.000	12/01/14	100,623
1,370,000	Cleveland OH Non Tax Rev (Ref Cleveland Stadium Proj) Ser 2004 Pre-refunded @ $100	5.125	12/01/14	1,381,398
150,000	Cuyahoga Co OH (Cap Impt) LTGO Ser 2004 Pre-refunded @ $100	5.000	12/01/14	151,198
150,000	Cuyahoga Co OH (Cap Impt) LTGO Pre-refunded @ $100	5.000	12/01/14	151,188
125,000	Cuyahoga Falls OH LTGO	2.250	12/01/14	125,414
100,000	Lakewood OH CSD (Sch Impt) UTGO	4.500	12/01/14	100,699
500,000	Lakewood OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.250	12/01/14	504,188
225,000	New Albany OH Plain Local Sch (Ref Various Purpose) UTGO	2.000	12/01/14	225,655
460,000	OH St Univ (The) (Unrefunded) Ser A	5.000	12/01/14	463,619
100,000	Painesville OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	4.750	12/01/14	100,758
1,485,000	Toledo OH CSD (Sch Facs Impt) UTGO	2.000	12/01/14	1,489,328
1,870,000	Cuyahoga Falls OH (BANS Various Purpose) LTGO	1.000	12/04/14	1,872,453
150,000	OH St Major New State Infras Ser 2005-1	5.000	12/15/14	151,442
1,665,000	Mason OH (BANS Bldg Acq & Impt) LTGO	1.250	12/16/14	1,668,421
525,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.000	01/01/15	531,216
250,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth B) Ser 2009	3.250	01/01/15	251,869
200,000	OH St Hgr Edl Fac Commis (Univ Hosp Hlth Sys) Ser 2009 A Pre-refunded @ $100	6.750	01/15/15	203,721
100,000	OH St Hgr Edl Fac Commis (Univ Hosp Hlth Sys) Ser 2009 A Pre-refunded @ $100	7.000	01/15/15	101,933

4

Touchstone Ohio Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 21.5% (Continued)
$125,000	Columbus OH (Ser B) LTGO Ser 2012	5.000%	02/15/15	$127,230
200,000	OH St Turnpike Commission (Ref Ser A) Ser 1998	5.500	02/15/15	203,913
2,500,000	North Royalton OH (BANS Muni Bldg Construction & Impt) LTGO	1.000	04/08/15	2,508,373
811,000	Maple Heights OH CSD (BANS) LTGO	1.250	04/09/15	814,149
100,000	Centerville OH CSD (Sch Impt) UTGO Pre-refunded @ $100	4.000	06/01/15	102,434
270,000	OH St Univ Ser A Pre-refunded @ $100	5.000	06/01/15	278,414
2,600,000	Lake Co OH Cmnty Clg Dist (TANS) LTGO	1.000	06/04/15	2,603,223
1,455,000	Euclid OH (BANS Various Purpose) Special Tax	1.125	06/11/15	1,459,952
1,415,000	Kirtland OH (BANS Various Purpose) LTGO	1.000	06/30/15	1,421,291
1,200,000	Williams Co OH (BANS Bldg Impt) LTGO Ser 2014	1.250	07/29/15	1,208,375
	Total Fixed Rate Revenue and General Obligation Bonds			$32,804,428

	Total Investment Securities —100.5%
	(Cost $153,395,428)			$153,395,428

	Liabilities in Excess of Other Assets — (0.5%)			(763,778)

	Net Assets — 100.0%			$152,631,650

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$153,395,428	$—	$153,395,428

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – September 30, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 78.0%
$1,300,000	DE Co OH Port Auth Eco (Columbus Zoological Pk) Ser 2006 (LOC: JP Morgan Chase Bank NA)	0.050%	08/01/18	$1,300,000
175,000	Franklin Co OH IDR (Ohio Girl Scout Council Proj) (LOC: PNC Bank N.A.)	0.420	09/01/18	175,000
1,005,000	Coshocton Co OH Hosp Facs Rev (Mem Hosp Proj) (LOC: JP Morgan Chase NA)	0.050	03/01/19	1,005,000
1,100,000	Summit Co OH IDR (S A Comunale Inc. Proj) (LOC: PNC Bank NA)	0.120	06/01/19	1,100,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) (LOC: Bank of Nova Scotia)	0.040	10/01/19	750,000
355,000	Jackson WI IDR (J 5 Enterprise LLC Proj) Ser A (LOC: BMO Harris Bank NA)	0.400	05/01/20	355,000
195,000	Lancaster NE IDR (Garner Inds Inc) Ser B (LOC: Wells Fargo Bank NA)	0.350	11/01/20	195,000
275,000	S.W. IL Dev Auth (Deli Star Ventures Proj) (LOC: BMO Harris Bank NA)	0.400	07/01/21	275,000
1,175,000	IA St Fin Auth Small Busines Rev (Terrace Ctr Assoc L.P.) (LOC: Wells Fargo Bank NA)	0.140	03/01/22	1,175,000
600,000	Hamilton Co OH Hosp Facs Rev (Beechwood Home Proj) (LOC: PNC Bank NA)	0.070	07/01/22	600,000
1,000,000	Columbia AL IDB Poll (AL Pwr Co Proj) Ser E	0.050	10/01/22	1,000,000
1,200,000	Pima Co AZ IDA (Tucscon Elec) (LOC: Bank of NY Mellon Trust)	0.060	12/01/22	1,200,000
835,000	Milwaukee WI Redev Auth (Fred Usinger Inc Proj) (LOC: M&I Marshall & Ilsley)	0.240	12/01/23	835,000
615,000	MI St Strategic Fund Ltd. (Express Tool & Die Co Pj) Ser 1999 (LOC: PNC Bank NA)	0.160	06/01/24	615,000
1,300,000	Cuyahoga Co OH Arpt Fac (Corporate Wings Proj) (LOC: Privatebank And Trust)	0.240	04/01/25	1,300,000
1,000,000	Saint Charles Co MO IDA (Patriot Machine Inc Proj) (LOC: U.S. Bank NA)	0.170	06/01/27	1,000,000
1,060,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) (LOC: Traditional Bank, Inc.)	0.190	09/01/27	1,060,000
500,000	Lexington-Fayette KY Urban Cnty (Liberty Ridge) (LOC: Traditional Bank Inc)	0.290	12/01/27	500,000
870,000	Hendersonville TN IDB (Windsor Park Proj) (LIQ: FNMA)	0.070	02/15/28	870,000
1,000,000	MS St Business Fin Co (Chevron Usa Inc Proj) Ser A	0.040	12/01/30	1,000,000
1,000,000	OH St Hgr Edu Fac Rev ((Case Western Reserve University Proj)) Ser 2002 A Conv 10/1/03 (SPA: Wells Fargo Bank NA)	0.020	10/01/31	1,000,000
700,000	Duval Cnty FL HFA (Glades Apts Proj.) (LOC: FHLMC)	0.040	10/01/32	700,000
755,000	Crawfordsville IN MF HSG Rev (Autumn Woods Phase II) Ser B (LOC: FHLB)	0.225	01/01/33	755,000
1,000,000	VT St Edl & Hlth Bldg (North Country Hosp Proj) Ser A (LOC: TD Banknorth NA)	0.020	10/01/34	1,000,000
400,000	OH St Univ Ser 2010 E	0.040	06/01/35	400,000
1,000,000	New York NY UTGO Ser I6 (LOC: Bank Of NY Mellon Trust)	0.030	04/01/36	1,000,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler Proj) (LOC: Northern Trust Company)	0.050	11/01/36	1,050,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser A (LOC: TD Banknorth NA)	0.040	09/01/38	925,000
1,000,000	IL St Fin Auth Rev (Lake Forest College Proj) (LOC: Northern Trust Company)	0.050	10/01/38	1,000,000
400,000	Chatom AL IDB (Powersouth Energy Coop Proj) Ser A (SPA: National Rural Utilities Finance)	0.500	11/15/38	400,000
550,000	NY St Dorm Auth Rev (FFT Senior Cmntys Inc) (LOC: HSBC Bank USA NA)	0.040	07/01/39	550,000
400,000	East Baton Rouge Parish LA Indl Dev Board Inc. (ExxonMobil Proj) Ser 2010 B	0.040	12/01/40	400,000
900,000	Montgomery Co OH Rev (Miami Valley Hosp) Ser 2014 C (SPA: Barclays Bank PLC)	0.010	11/15/45	900,000
	Total Variable Rate Demand Notes			$26,390,000

	Fixed Rate Revenue and General Obligation Bonds — 21.6%
100,000	Covington TN UTGO	3.550	10/01/14	100,000
190,000	Harris Co TX (Unrefunded Bal Ref Perm Impt) LTGO Ser A Pre-refunded @ $100	5.250	10/01/14	190,000
100,000	Jea FL St Johns River Pwr Park (Issue Three) Ser 3 Pre-refunded @ $100	5.500	10/01/14	100,000
240,000	Saint Johns Co FL Sales Tax Ser A Pre-refunded @ $100	5.250	10/01/14	240,000
100,000	SC St Transprtn Infrastructure Ser A Pre-refunded @ $100	5.250	10/01/14	100,000
215,000	Spring Grove PA Area Sch Dist LTGO Ser B Pre-refunded @ $100	4.500	10/01/14	215,000
100,000	Tallahassee FL Capital Bonds Pre-refunded @ $100	5.000	10/01/14	100,000
250,000	Hamilton OH (BANS Various Purpose) LTGO	1.000	10/02/14	250,003
200,000	AMP-Ohio, Inc. OH (BANS) Revenue Notes	1.000	10/23/14	200,024
130,000	Lafayette LA Utilities Rev Ser 2004 Pre-refunded @ $100	5.000	11/01/14	130,525
100,000	Palm Beach Co FL Public Impt (Biomedical Resh Park Proj) Ser A Pre-refunded @ $100	4.375	11/01/14	100,346

6

Touchstone Tax-Free Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Fixed Rate Revenue and General Obligation Bonds — 21.6% (Continued)
$300,000	Montgomery Co PA Hgr Edu & Hlth Sys (Catholic Hlth East) Ser C Pre-refunded @ $100	5.375%	11/15/14	$301,899
100,000	OR St Dept Of Transprtn Hwy Ser B Pre-refunded @ $100	5.250	11/15/14	100,611
100,000	Greenville Co SC Sch Dist IN (Bldg Equity Sooner Tomorrow) Pre-refunded @ $100	5.000	12/01/14	100,766
100,000	King Cnty WA Sch Dist #411 ISS UTGO Ser B Pre-refunded @ $100	5.250	12/01/14	100,816
100,000	Newport Beach CA Rev (Hoag Memorial Hosp Presb) Ser A Pre-refunded @ $100	4.625	12/01/14	100,718
250,000	Volusia Co FL Tour Dev Tax Rev Pre-refunded @ $100	5.000	12/01/14	251,967
200,000	Fishers Indl Redev Dist Co O (BANS) Revenue Notes Ser 2012	0.750	12/06/14	200,089
140,000	Atlanta GA Arpt Passenger Fac (Sub Lien Gen) Ser J Pre-refunded @ $100	5.000	01/01/15	141,647
120,000	Chicago IL (Proj & Ref) UTGO	5.500	01/01/15	121,528
100,000	Crow Wing Co (Cap Impt) UTGO Ser A Pre-refunded @ $100	5.000	02/01/15	101,587
100,000	KY St Infrastructure Aut (Wastewtr & Drinking Wtr) Ser A	5.000	02/01/15	101,585
175,000	Randolph Twp NJ Sch Dist UTGO Ser 2005 Pre-refunded @ $100	4.000	02/01/15	177,151
150,000	Woodbridge Twp NJ (Gen Impt) UTGO Pre-refunded @ $100	4.100	02/01/15	151,924
100,000	Allen TX Indep Sch Dist UTGO	5.000	02/15/15	101,769
100,000	Highland Park TX Indep Sch Dis UTGO Pre-refunded @ $100	5.000	02/15/15	101,767
100,000	Williamson Co TX (Road) UTGO Ser 2007 Pre-refunded @ $100	5.000	02/15/15	101,742
250,000	Florence-Darlington SC Commiss (Ser A) Ser 2005 Pre-refunded @ $100	5.000	03/01/15	254,954
350,000	NJ St Econ Dev Auth (Sch Facs Constr) Ser L Pre-refunded @ $100	5.000	03/01/15	356,789
185,000	NY NY (Prerefunded Ser J) UTGO Ser 2005 Pre-refunded @ $100	5.000	03/01/15	188,591
415,000	TX St (Unrefunded Transptrn Commn Mob) UTGO Pre-refunded @ $100	5.000	04/01/15	424,802
100,000	TX St (Unrefunded Transptrn Commn Mob) UTGO Ser 2005 Pre-refunded @ $100	5.000	04/01/15	102,333
500,000	Springboro OH (BANS) LTGO	1.000	04/02/15	501,621
500,000	North Royalton OH (BANS Muni Bldg Construction) LTGO	1.000	04/08/15	501,675
400,000	Lake Co OH Cmnty Clg Dist (TANS) LTGO	1.000	06/04/15	400,496
300,000	Euclid OH (BANS Various Purpose) Special Tax	1.125	06/11/15	301,021
300,000	Williams Co OH (BANS Bldg Impt) LTGO Ser 2014	1.250	07/29/15	302,094
	Total Fixed Rate Revenue and General Obligation Bonds			$7,317,840
	Total Investment Securities —99.6%
	(Cost $33,707,840)			33,707,840

	Other Assets in Excess of Liabilities — 0.4%			130,406

	Net Assets — 100.0%			$33,838,246

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$33,707,840	$—	$33,707,840

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

September 30, 2014 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the final maturity dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at September 30, 2014.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

AMP – American Municipal Power

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LLC – Limited Liability Company

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

PLC - Public Limited Company

SD – School District

SPA – Stand-by Purchase Agreement

TANS – Tax Anticipation Notes

UTGO – Unlimited Tax General Obligation

8

Notes to Portfolios of Investments

September 30, 2014 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation.The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

Investments held by the Touchstone Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

The Funds may use fair value pricing under the following circumstances, among others:

9

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

When-issued on delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2014, the following Fund had the federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax-Free Bond Fund	$49,861,895	$3,903,325	$—	$3,903,325

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/24/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/24/14

* Print the name and title of each signing officer under his or her signature.